Employee benefits (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [Line Items]
Current cost of service	$ 0	$ (2)	$ (2)
Interest cost	319	359	387
Actuarial gain/loss	63	556	200
Benefits paid during the year	(480)	(347)	(353)
Staff severance indemnities [Member]
Employee benefits [Line Items]
Opening balance	(27,445)	(22,532)	(21,995)
Current cost of service	(1,529)	(934)	(1,333)
Interest cost	(1,658)	(1,488)	(1,407)
Actuarial gain/loss	(1,617)	(1,144)	(2,253)
Exchange rate difference	2,710	(2,284)	(1,215)
Benefits paid during the year	1,306	937	5,671
Balance	$ (28,233)	$ (27,445)	$ (22,532)